Stockholders' Equity (Deficit) and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Number of Shares of Common Stock Reserved for Potential Conversion

The number of shares of common stock reserved for the potential conversion of preferred stock, vesting of “RSUs” and exercise of a warrant and common stock options are as follows (in thousands):

	December 31, 2013	December 31, 2014
Conversion of Series A	4,562	—
Conversion of Series B	4,771	—
Conversion of Series C	4,317	—
Conversion of Series D	2,545	—
Conversion of Series D-1	1,246	—
Conversion of Series E	2,089	—
Common stock warrant	13	13
Restricted stock units	858	1,376
Common stock options	4,695	4,588

	25,096	5,977

Stock Compensation Expense by Award is Recorded in the Company's Consolidated Statements of Operations

The following two tables show stock compensation expense by award type and where the stock compensation expense is recorded in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2012	2013	2014
Options	$2,002	$3,080	$5,128
Vesting of RSAs	513	384	—
RSUs	—	—	11,230

Total stock-based compensation	$2,515	$3,464	$16,358

Effect of Stock-Based Compensation on Income by Line Item

The following two tables show stock compensation expense by award type and where the stock compensation expense is recorded in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2012	2013	2014
Cost of revenue, subscription	$27	$50	$128
Cost of revenue, service	100	211	498
Research and development	739	691	6,190
Sales and marketing	691	1,194	5,596
General and administrative	958	1,318	3,946

Total stock-based compensation	$2,515	$3,464	$16,358

Schedule of Assumptions Used for Estimation of Fair Value of Options Granted to Employees

Stock Options—The fair value of employee options is estimated on the date of each grant using the Black-Scholes option-pricing model with the following assumptions:

Year Ended December 31,
	2012	2013	2014
Risk-free interest rate	0.56% - 1.23%	0.82% - 1.86%	1.79% - 2.67%
Expected term (in years)	3.5 - 6.5	4.6 - 6.5	5.0 - 6.5
Volatility	48% - 51%	46.8% - 54.7%	44.8% - 50.9%
Expected dividends	—	—	—

Summary of Stock Option Activity

The stock option activity for the year ended December 31, 2014 is as follows:

	Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding—December 31, 2013	4,695	$6.66	8.0	$37,651
Granted	1,067	19.39
Exercised	(850)	4.46
Forfeited/expired	(324)	12.10

Outstanding—December 31, 2014	4,588	9.64	7.6	$110,396

Options vested or expected to vest—December 31, 2014	4,296	$9.14	7.5	$105,418
Options exercisable—December 31, 2014	2,438	$5.90	6.8	$67,557

Summary of Activity Related to RSUs

The following table summarizes the activity related to RSUs for the year ended December 31, 2014:

	RSUs Outstanding
	Shares (in thousands)	Weighted-Average Grant Date Fair Value Per Share
Unvested and outstanding at December 31, 2013	858	$13.29
Granted	784	$20.55
Vested	—	$—
Canceled	(266)	$13.42

Unvested and outstanding at December 31, 2014	1,376	$17.40

Restricted Stock Award [Member]
Summary of Activity for RSAs

The activity for the RSAs for the year ended December 31, 2013, is as follows:

	Restricted Shares (in thousands)	Weighted- Average Grant-Date Fair Value
Outstanding—January 1, 2013	67	$5.70
Lapse in Company buyback right	(67)	$5.70

Outstanding—December 31, 2013	—